INCOME TAXES - Reconciliation of Actual Income Tax Expense Percent and the PRC Statutory Tax Rate (Details)	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
INCOME TAXES
PRC statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Difference between actual income tax expense and amount computed by applying the PRC statutory income tax rate to earnings (loss) before income taxes
Computed "expected" income tax expense		¥ 7,156,895	¥ 11,243,167	¥ 8,157,716
Increase in valuation allowance		21,150,760	16,146,033	1,307,368
Preferential income tax rate		(12,853,725)	(7,911,837)	(4,922,088)
Entities not subject to income tax		1,868,266	3,502,469	2,100,188
Non-deductible expenses
Entertainment		662,669	792,099	1,225,250
Share-based compensation		1,739,601	2,291,206	1,777,829
Bad debt loss		173,615	(31,963)	1,383,597
Tax rate differential			(3,974,403)	5,629,196
Additional deduction of research and development costs		(4,856,620)	(4,900,698)	(8,489,742)
Withholding tax related to undistributed earnings		22,620,872
Other		934,653	1,765,406	1,405,832
Total income tax expense	$ 5,607,419	¥ 38,596,986	¥ 18,921,479	¥ 9,575,146